PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 0.2	$ 0.2
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Finance leasing	$ 1.1		$ 0.7